Operating costs - Exceptional operating items (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Staff costs
Guaranteed minimum pension equalisation charge	£ 1,580	£ 1,509	£ 1,583
Other external charges	2,285	1,849	2,124
Decrease in inventories	(446)	(296)	(146)
Depreciation, amortisation and impairment
Brand, goodwill and tangible asset impairment	374	493	361
Total exceptional operating costs (note 4)	15,252	14,741	14,555
Total exceptional items
Staff costs
Guaranteed minimum pension equalisation charge	21	0	0
Other external charges	53	0	42
Decrease in inventories	0	3	0
Depreciation, amortisation and impairment
Brand, goodwill and tangible asset impairment	0	125	0
Total exceptional operating costs (note 4)	£ 74	£ 128	£ 42